Investment Strategy	Apr. 30, 2026
Invesco NASDAQ Next Gen 100 ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]
1.
The following disclosure replaces similar disclosure in the third paragraph in the section titled Principal Investment Strategies of the Fund’s Summary Prospectus and the section titled Summary Information – Principal Investment Strategies of the Fund’s Statutory Prospectus:
To be eligible for inclusion in the Underlying Index, a security must meet the existing eligibility criteria of the Nasdaq-100®, an index that measures the performance of 100 of the largest domestic and international non-financial companies listed on U.S. Nasdaq-affiliated listing exchanges by market capitalization.
2.
The following disclosure replaces similar disclosure in the fifth paragraph in the section titled Principal Investment Strategies of the Fund’s Summary Prospectus and the section titled Summary Information – Principal Investment Strategies of the Fund’s Statutory Prospectus:
The Underlying Index weights its component securities using a “modified market capitalization-weighted” methodology, which takes into account the market value of the component securities subject to certain weight restrictions pursuant to the Index Provider’s methodology.
Please Retain This Supplement For Future Reference.